Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Select Large Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		9.56%	14.79%	11.92%
Columbia Select Large Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		14.44%	15.31%	11.74%
Columbia Select Large Cap Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		16.59%	16.45%	12.86%
Columbia Select Large Cap Equity Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		16.64%	16.55%	12.95%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	16.74%	16.60%	12.97%
Columbia Select Large Cap Equity Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[2]	16.62%	16.46%	12.86%
Without Sales Load [Member] | Columbia Select Large Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		16.25%	16.16%	12.58%
Without Sales Load [Member] | Columbia Select Large Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		15.44%	15.31%	11.74%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		18.41%	16.85%	12.98%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.